STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Significant Assumptions For Black-Scholes Model

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of its option awards and warrants. The following table summarizes the significant assumptions used in the model during the years ended September 30, 2016 and 2015:

Year Ended September 30, 2016:
Exercise prices	$0.02 - $0.17
Expected volatilities	105.11% - 139.77%
Risk free interest rates	10.51% - 1.68%
Expected terms	1.3 – 5.0 years
Expected dividends	—

Year Ended September 30, 2015:
Exercise prices	$0.07 - $0.17
Expected volatilities	115.01% - 139.28%
Risk free interest rates	0.79% - 2.36%
Expected terms	3.0 – 10.0 years
Expected dividends	—

Summary of Options Activity
Stock option activity, both within and outside the 2015 Plan, and warrant activity for the three months ended December 31, 2016, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2016	11,137,500	$0.265	5,332,773	$0.071
Granted	—		—
Canceled	—		—
Expired	—		—
Exercised	—		—

Outstanding at December 31, 2016	11,137,500	0.265	5,332,773	0.071

Exercisable at December 31, 2016	11,137,500	0.265	5,332,773	0.071

Stock option activity, both within and outside the 2005 Stock Incentive Plan and warrant activity, for the fiscal years ended September 30, 2016 or 2015, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2014	7,900,000	$0.38	—	$0.09
Granted	3,750,000	0.15	5,596,638	0.17
Canceled	(312,500)	0.35	(735,294)	—
Expired	(950,000)	0.56	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2015	10,387,500	$0.30	4,861,344	$0.07
Granted	750,000	0.051	471,429	0.051
Canceled	—	—	—	—
Expired	—	—	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2016	11,137,500	$0.264	5,332,773	$0.071

Exercisable at September 30, 2016	11,137,500	$0.264	5,332,773	$0.071